CONCENTRATION OF CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF CREDIT RISK

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue.

	For the years ended December 31,
	2022	2023	2024
Percentage of the Company’s total revenue
Customer A	*	*	20.3%
Customer B	23.3%	11.4%	17.5%
Customer C	13.9%	*	10.2%
Customer D	19.5%	52.1%	*
Customer E	*	13.2%	*

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	For the years ended December 31,
	2022	2023	2024
Percentage of the Company’s accounts receivable
Customer A	*	*	43.1%
Customer F	*	*	17.2%

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total purchases:

	For the years ended December 31,
	2022	2023	2024
Percentage of the Company’s total purchase
Supplier A	*	24.0%	*
Supplier B	*	11.3%	*

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total accounts payables:

	For the years ended December 31,
	2022	2023	2024
Percentage of the Company’s accounts payable
Supplier C	*	*	16.4%